Supplementary Insurance Information (Tables)	12 Months Ended
Dec. 31, 2011
Schedule Of Supplementary Insurance Information

ARGO GROUP INTERNATIONAL HOLDINGS, LTD.

SCHEDULE III

SUPPLEMENTARY INSURANCE INFORMATION

For the Years Ended December 31, 2011, 2010 and 2009

(in millions)

							Amortization
		Future		Premium	Net Invest.	Loss	(Deferral)	Other	Premiums
	DAC	Benefits	UPR	Revenue	Income	& LAE	DAC	Operating Exp	Written
Segment	(a)	(b)	(c)	(d)	(e) (l)	(f)	(g) (2)	(h) (3)	(i)
Year Ended December 31, 2011

Excess and Surplus Lines	$34.9	$1,271.8	$215.9	$405.3	$56.0	$247.1	$2.6	$137.2	$390.0
Commercial Specialty	22.1	622.8	176.4	316.7	27.7	236.4	(1.1)	107.8	317.2
International Specialty	1.4	237.9	79.3	101.3	10.9	149.1	(0.4)	31.2	97.4
Syndicate 1200	43.1	755.3	186.6	259.3	17.2	222.6	6.6	112.4	266.8
Run-off Lines	0.0	403.3	0.0	(0.6)	13.3	7.9	0.0	8.3	0.4
Corporate and Other	0.0	0.0	0.0	0.0	0.7	0.0	0.0	21.1	0.0

	$101.5	$3,291.1	$658.2	$1,082.0	$125.8	$863.1	$7.7	$418.0	$1,071.8

Year Ended December 31, 2010

Excess and Surplus Lines	$37.5	$1,338.0	$229.9	$489.7	$58.6	$311.1	$9.1	$157.1	$436.7
Commercial Specialty	21.0	610.5	173.0	332.8	29.8	221.8	3.3	101.4	314.1
International Specialty	1.0	123.0	67.3	100.3	8.4	43.3	1.1	27.6	106.3
Syndicate 1200	54.9	623.7	183.7	290.1	14.2	203.2	17.0	114.1	240.9
Run-off Lines	0.0	457.0	0.2	(1.3)	17.2	(1.9)	0.0	11.1	(2.3)
Corporate and Other	0.0	0.0	0.0	0.0	5.4	0.0	0.0	24.2	0.0

	$114.4	$3,152.2	$654.1	$1,211.6	$133.6	$777.5	$30.5	$435.5	$1,095.7

Year Ended December 31, 2009

Excess and Surplus Lines	$46.6	$1,359.6	$293.1	$537.0	$62.8	$355.0	$1.9	$181.3	$529.8
Commercial Specialty	24.3	605.4	191.9	364.0	29.3	239.9	(0.5)	107.7	358.8
International Specialty	2.1	76.0	54.7	87.7	8.5	15.4	1.0	29.5	98.9
Syndicate 1200	80.5	609.6	263.0	424.1	11.5	244.4	(8.8)	171.7	432.0
Run-off Lines	0.0	552.6	0.9	2.1	22.6	(1.6)	0.0	19.9	1.9
Corporate and Other	0.0	0.0	0.0	0.0	10.8	0.0	0.0	17.5	0.0

	$153.5	$3,203.2	$803.6	$1,414.9	$145.5	$853.1	$(6.4)	$527.6	$1,421.4

(a)	Deferred Policy Acquisition Cost
(b)	Future Policy Benefits, Losses, Claims and Loss Expenses
(c)	Unearned Premiums
(d)	Premium Revenue, net (premiums earned)
(e)	Net Investment Income
(f)	Benefits, Claims, Losses and Settlement Expenses
(g)	Amortization (Deferral) of Deferred Policy Acquisition Costs
(h)	Other Operating Expenses
(i)	Premiums Written, net
(1)	Net Investment Income allocated based upon each segment’s share of investable funds.
(2)	The amortization (deferral) of DAC will not equal the change in the balance sheet. See Note 1, “Business and Significant Accounting Policies” for further discussion regarding Argo International’s DAC balance.
(3)	Other Insurance Expenses allocated based on specific identification, where possible, and related activities.